Segment Reporting - Summary of Major Customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Customers Revenue	$ 516,490	$ 405,054	$ 317,213
Customer A [Member]
Disclosure of major customers [line items]
Customers Revenue	246,281	237,595	160,625
Customer B [Member]
Disclosure of major customers [line items]
Customers Revenue	120,378	104,629	102,003
Customer C [Member]
Disclosure of major customers [line items]
Customers Revenue	81,794	$ 62,830	$ 54,585
Customer D [Member]
Disclosure of major customers [line items]
Customers Revenue	$ 68,037